SHORT-TERM AND LONG-TERM DEBT - Long-term Debt Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Long-term debt	$ 3,322	$ 3,839
Senior Notes | Senior Debentures, (7.0%, due 2028)
Debt Instrument [Line Items]
Long-term debt	$ 350	349
Debt instrument, stated percentage	7.00%
Unsecured Debt
Debt Instrument [Line Items]
Long-term debt	$ 349	$ 349
Debt instrument, stated percentage	7.00%	7.00%